SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-216805

Investment Company Act File No. 811-23240

Eaton Vance Floating-Rate 2022 Target Term Trust

Name of Registrant

Two International Place, Boston, MA 02110

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act").

(1)       Title of Class of Securities to be Redeemed:

Variable Rate Term Preferred Shares (“VRTP”) Series C-1

(2)       Date on Which the Securities are to be Redeemed:

The VRTP will be redeemed on March 4, 2022.

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

Article II, Section 2.5 of Appendix I to the Fund’s Amended and Restated By-Laws

(4)       Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

The Fund intends to redeem all outstanding VRTP, as set forth below:

Series Number of Shares

C-1 320

SIGNATURE

Pursuant to Rule 23c-2 under the Investment Company Act of 1940, as amended, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the February .

EATON VANCE FLOATING-RATE 2022 TARGET TERM TRUST

By: /s/ Kimberly M. Roessiger

Name: Kimberly M. Roessiger

Title: Secretary